Fair Value Measurements (Details) - Schedule of financial assets and liabilities - USD ($)		Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[1]		$ 9,475,769	$ 16,765,776
Public Warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]		948,750
Private placement warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]		572,000
Embedded Derivative Financial Instruments [Member]
Liabilities
Warrant liabilities – borrowings	[3]		708,505
Working capital borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[4]		1,183,335
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Private placement warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Embedded Derivative Financial Instruments [Member]
Liabilities
Warrant liabilities – borrowings	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Working capital borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[4]
Significant Other Observable Inputs (Level 2) [Member] | Borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[1]
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]
Significant Other Observable Inputs (Level 2) [Member] | Private placement warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]
Significant Other Observable Inputs (Level 2) [Member] | Embedded Derivative Financial Instruments [Member]
Liabilities
Warrant liabilities – borrowings	[3]
Significant Other Observable Inputs (Level 2) [Member] | Working capital borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[4]
Significant Other Unobservable Inputs (Level 3) [Member] | Borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[1]		9,475,769	$ 16,765,776
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]		948,750
Significant Other Unobservable Inputs (Level 3) [Member] | Private placement warrants [Member]
Liabilities
Warrant liabilities – borrowings	[2]		572,000
Significant Other Unobservable Inputs (Level 3) [Member] | Embedded Derivative Financial Instruments [Member]
Liabilities
Warrant liabilities – borrowings	[3]		708,505
Significant Other Unobservable Inputs (Level 3) [Member] | Working capital borrowings [Member]
Liabilities
Warrant liabilities – borrowings	[4]		$ 1,183,335

[1]	The fair value of the warrant liabilities, which are related to the detachable warrants issued in connection with the Harbert and Blue Torch borrowings, were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.
[2]	Public and private placement warrants were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.
[3]	The fair value of the embedded derivative liability of the convertible debentures was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates
[4]	The discounted cash flow method was used to fair value the working capital loan.